Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Sector Funds, Inc.
Entity Central Index Key	0000352665
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
PGIM Jennison Financial Services Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Financial Services Fund
Class Name	Class A
Trading Symbol	PFSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Jennison Financial Services Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Financial Services Fund—Class A	$132	1.31%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted solid gains during the period, supported by enthusiasm regarding Artificial Intelligence (AI) investment, solid corporate earnings growth, broadening market strength, and a resilient economy reflected in both consumer and business spending. Two Federal
Reserve rate cuts late in the reporting period also provided support. Investor confidence and risk appetite held steady, even as volatility and policy uncertainty persisted amid a change in the US administration and the accompanying shifts in federal policy, including newly implemented tariffs. Financial stocks, as represented by the S&P Composite 1500 Financials Index, underperformed the overall equity market, as represented by the S&P 500 Index.
■
The Fund’s performance relative to the S&P Composite 1500 Financials Index benefited from an underweight to financial services and an overweight to banks.
■
Security selection in the banks and capital markets, along with an underweight to consumer finance, detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 11/30/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	-4.58%	13.17%	10.31%
Class A without sales charges	0.97%	14.45%	10.93%
S&P Composite 1500 Index	13.67%	14.87%	14.24%
S&P Composite 1500 Financials Index	4.56%	15.66%	12.30%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 160,636,695
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 1,243,159
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 11/30/2025?
Fund’s net assets	$ 160,636,695
Number of fund holdings	35
Total advisory fees paid for the year	$ 1,243,159
Portfolio turnover rate for the year	31%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF TH
E F
UND’S
HO
LDINGS AS OF 11/30/2025?

Sector Classification	% of Net Assets
Diversified Banks	22.5%
Regional Banks	15.5%
Transaction & Payment Processing Services	15.1%
Asset Management & Custody Banks	9.4%
Investment Banking & Brokerage	9.1%
Life & Health Insurance	6.1%
Insurance Brokers	5.1%
Property & Casualty Insurance	4.6%
Other Diversified Financial Services	3.2%
Financial Exchanges & Data	2.6%
Sector Classification	% of Net Assets
Application Software	2.5%
Reinsurance	1.9%
Mortgage REITs	1.5%
Affiliated Mutual Fund - Short Term Investment	0.7%
Hotels, Resorts & Cruise Lines	0.3%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM Jennison Financial Services Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Financial Services Fund
Class Name	Class C
Trading Symbol	PUFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Jennison Financial Services Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Financial Services Fund—Class C	$222	2.22%

Expenses Paid, Amount	$ 222
Expense Ratio, Percent	2.22%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted solid gains during the period, supported by enthusiasm regarding Artificial Intelligence (AI) investment, solid corporate earnings growth, broadening market strength, and a resilient economy reflected in both consumer and business spending. Two Federal
Reserve rate cuts late in the reporting period also provided support. Investor confidence and risk appetite held steady, even as volatility and policy uncertainty persisted amid a change in the US administration and the accompanying shifts in federal policy, including newly implemented tariffs. Financial stocks, as represented by the S&P Composite 1500 Financials Index, underperformed the overall equity market, as represented by the S&P 500 Index.
■
The Fund’s performance relative to the S&P Composite 1500 Financials Index benefited from an underweight to financial services and an overweight to banks.
■
Security selection in the banks and capital markets, along with an underweight to consumer finance, detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 11/30/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	-0.88%	13.52%	10.08%
Class C without sales charges	0.04%	13.52%	10.08%
S&P Composite 1500 Index	13.67%	14.87%	14.24%
S&P Composite 1500 Financials Index	4.56%	15.66%	12.30%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 160,636,695
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 1,243,159
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 11/30/2025?
Fund’s net assets	$ 160,636,695
Number of fund holdings	35
Total advisory fees paid for the year	$ 1,243,159
Portfolio turnover rate for the year	31%

Holdings [Text Block]
WHAT ARE SOME CHARACTERI
STIC
S OF THE FUND’S HOLDINGS AS OF 11/30/2025?

Sector Classification	% of Net Assets
Diversified Banks	22.5%
Regional Banks	15.5%
Transaction & Payment Processing Services	15.1%
Asset Management & Custody Banks	9.4%
Investment Banking & Brokerage	9.1%
Life & Health Insurance	6.1%
Insurance Brokers	5.1%
Property & Casualty Insurance	4.6%
Other Diversified Financial Services	3.2%
Financial Exchanges & Data	2.6%
Sector Classification	% of Net Assets
Application Software	2.5%
Reinsurance	1.9%
Mortgage REITs	1.5%
Affiliated Mutual Fund - Short Term Investment	0.7%
Hotels, Resorts & Cruise Lines	0.3%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM Jennison Financial Services Fund-Class R
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Financial Services Fund
Class Name	Class R
Trading Symbol	PSSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R shares of PGIM Jennison Financial Services Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
.
You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Financial Services Fund—Class R	$160	1.59%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted solid gains during the period, supported by enthusiasm regarding Artificial Intelligence (AI) investment, solid corporate earnings growth, broadening market strength, and a resilient economy reflected in both consumer and business spending. Two Federal
Reserve rate cuts late in the reporting period also provided support. Investor confidence and risk appetite held steady, even as volatility and policy uncertainty persisted amid a change in the US administration and the accompanying shifts in federal policy, including newly implemented tariffs. Financial stocks, as represented by the S&P Composite 1500 Financials Index, underperformed the overall equity market, as represented by the S&P 500 Index.
■
The Fund’s performance relative to the S&P Composite 1500 Financials Index benefited from an underweight to financial services and an overweight to banks.
■
Security selection in the banks and capital markets, along with an underweight to consumer finance, detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 11/30/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	0.68%	14.13%	10.65%
S&P Composite 1500 Index	13.67%	14.87%	14.24%
S&P Composite 1500 Financials Index	4.56%	15.66%	12.30%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 160,636,695
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 1,243,159
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 11/30/2025?
Fund’s net assets	$ 160,636,695
Number of fund holdings	35
Total advisory fees paid for the year	$ 1,243,159
Portfolio turnover rate for the year	31%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FU
ND’
S HOLDINGS AS OF 11/30/2025?

Sector Classification	% of Net Assets
Diversified Banks	22.5%
Regional Banks	15.5%
Transaction & Payment Processing Services	15.1%
Asset Management & Custody Banks	9.4%
Investment Banking & Brokerage	9.1%
Life & Health Insurance	6.1%
Insurance Brokers	5.1%
Property & Casualty Insurance	4.6%
Other Diversified Financial Services	3.2%
Financial Exchanges & Data	2.6%
Sector Classification	% of Net Assets
Application Software	2.5%
Reinsurance	1.9%
Mortgage REITs	1.5%
Affiliated Mutual Fund - Short Term Investment	0.7%
Hotels, Resorts & Cruise Lines	0.3%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM Jennison Financial Services Fund-Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Financial Services Fund
Class Name	Class Z
Trading Symbol	PFSZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Financial Services Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Financial Services Fund—Class Z	$105	1.04%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted solid gains during the period, supported by enthusiasm regarding Artificial Intelligence (AI) investment, solid corporate earnings growth, broadening market strength, and a resilient economy reflected in both consumer and business spending. Two Federal
Reserve rate cuts late in the reporting period also provided support. Investor confidence and risk appetite held steady, even as volatility and policy uncertainty persisted amid a change in the US administration and the accompanying shifts in federal policy, including newly implemented tariffs. Financial stocks, as represented by the S&P Composite 1500 Financials Index, underperformed the overall equity market, as represented by the S&P 500 Index.
■
The Fund’s performance relative to the S&P Composite 1500 Financials Index benefited from an underweight to financial services and an overweight to banks.
■
Security selection in the banks and capital markets, along with an underweight to consumer finance, detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 11/30/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	1.28%	14.78%	11.26%
S&P Composite 1500 Index	13.67%	14.87%	14.24%
S&P Composite 1500 Financials Index	4.56%	15.66%	12.30%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 160,636,695
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 1,243,159
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 11/30/2025?
Fund’s net assets	$ 160,636,695
Number of fund holdings	35
Total advisory fees paid for the year	$ 1,243,159
Portfolio turnover rate for the year	31%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS
OF TH
E FUND’S HOLDINGS AS OF 11/30/2025?

Sector Classification	% of Net Assets
Diversified Banks	22.5%
Regional Banks	15.5%
Transaction & Payment Processing Services	15.1%
Asset Management & Custody Banks	9.4%
Investment Banking & Brokerage	9.1%
Life & Health Insurance	6.1%
Insurance Brokers	5.1%
Property & Casualty Insurance	4.6%
Other Diversified Financial Services	3.2%
Financial Exchanges & Data	2.6%
Sector Classification	% of Net Assets
Application Software	2.5%
Reinsurance	1.9%
Mortgage REITs	1.5%
Affiliated Mutual Fund - Short Term Investment	0.7%
Hotels, Resorts & Cruise Lines	0.3%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM Jennison Financial Services Fund-Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Financial Services Fund
Class Name	Class R6
Trading Symbol	PFSQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Financial Services Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Financial Services Fund—Class R6	$101	1.00%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted solid gains during the period, supported by enthusiasm regarding Artificial Intelligence (AI) investment, solid corporate earnings growth, broadening market strength, and a resilient economy reflected in both consumer and business spending. Two Federal
Reserve rate cuts late in the reporting period also provided support. Investor confidence and risk appetite held steady, even as volatility and policy uncertainty persisted amid a change in the US administration and the accompanying shifts in federal policy, including newly implemented tariffs. Financial stocks, as represented by the S&P Composite 1500 Financials Index, underperformed the overall equity market, as represented by the S&P 500 Index.
■
The Fund’s performance relative to the S&P Composite 1500 Financials Index benefited from an underweight to financial services and an overweight to banks.
■
Security selection in the banks and capital markets, along with an underweight to consumer finance, detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 11/30/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	1.28%	14.82%	10.38% (1/26/2018)
S&P Composite 1500 Index	13.67%	14.87%	13.37%
S&P Composite 1500 Financials Index	4.56%	15.66%	9.60%

Performance Inception Date	Jan. 26, 2018
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 160,636,695
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 1,243,159
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 11/30/2025?
Fund’s net assets	$ 160,636,695
Number of fund holdings	35
Total advisory fees paid for the year	$ 1,243,159
Portfolio turnover rate for the year	31%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE
FUND’
S HOLDINGS AS OF 11/30/2025?

Sector Classification	% of Net Assets
Diversified Banks	22.5%
Regional Banks	15.5%
Transaction & Payment Processing Services	15.1%
Asset Management & Custody Banks	9.4%
Investment Banking & Brokerage	9.1%
Life & Health Insurance	6.1%
Insurance Brokers	5.1%
Property & Casualty Insurance	4.6%
Other Diversified Financial Services	3.2%
Financial Exchanges & Data	2.6%
Sector Classification	% of Net Assets
Application Software	2.5%
Reinsurance	1.9%
Mortgage REITs	1.5%
Affiliated Mutual Fund - Short Term Investment	0.7%
Hotels, Resorts & Cruise Lines	0.3%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM Jennison Health Sciences Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Health Sciences Fund
Class Name	Class A
Trading Symbol	PHLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Jennison Health Sciences Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Health Sciences Fund—Class A	$124	1.15%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted solid gains during the period, supported by enthusiasm regarding Artificial Intelligence (AI) investment, resilient corporate earnings growth, and two Federal Reserve rate cuts late in the period. Investor confidence and risk appetite remained robust, even as volatility and policy uncertainty persisted. However, health care stocks, as represented by the S&P Composite 1500 Health Care Index, generally underperformed the overall equity market, as represented by the S&P 500 Index. The health care sector faced persistent challenges from regulatory uncertainty, Medicaid cuts, and the potential earnings hit from the new administration’s rollout of Most Favored Nation drug-pricing policies.
■
The Fund’s holdings within biotechnology (especially Arcutis Biotherapeutics Inc., Insmed Incorporated, argenx SE, and Alnylam
Pharmaceuticals Inc.), along with its underweight to health care providers & services, bolstered the Fund’s performance relative to the S&P
Composite 1500 Health Care Index.
■
On the downside, security selection within health care providers & services, life sciences tools &
services
, and medtech detracted most from
relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 11/30/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	8.83%	7.67%	9.25%
Class A without sales charges	15.16%	8.89%	9.87%
S&P Composite 1500 Index	13.67%	14.87%	14.24%
S&P Composite 1500 Health Care Index	8.33%	8.77%	10.15%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 1,555,738,696
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 10,735,685
Investment Company, Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 11/30/2025?

Fund’s net assets	$ 1,555,738,696
Number of fund holdings	51
Total advisory fees paid for the year	$ 10,735,685
Portfolio turnover rate for the year	81%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE
FUND’S
HOLDINGS AS OF 11/30/2025?

Sector Classification	% of Net Assets
Biotechnology	37.0%
Pharmaceuticals	27.6%
Life Sciences Tools & Services	17.1%
Affiliated Mutual Fund - Short Term Investment (2.0% represents investments purchased with collateral from securities on loan)	7.0%
Health Care Equipment	5.3%
Health Care Services	3.9%
Managed Health Care	2.7%
Health Care Supplies	1.4%
Health Care Technology	0.1%
102.1%
Liabilities in excess of other assets	(2.1)%
100.0%

PGIM Jennison Health Sciences Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Health Sciences Fund
Class Name	Class C
Trading Symbol	PHLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Jennison Health Sciences Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Health Sciences Fund—Class C	$211	1.97%

Expenses Paid, Amount	$ 211
Expense Ratio, Percent	1.97%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted solid gains during the period, supported by enthusiasm regarding Artificial Intelligence (AI) investment, resilient corporate earnings growth, and two Federal Reserve rate cuts late in the period. Investor confidence and risk appetite remained robust, even as volatility and policy uncertainty persisted. However, health care stocks, as represented by the S&P Composite 1500 Health Care Index, generally underperformed the overall equity market, as represented by the S&P 500 Index. The health care sector faced persistent challenges from regulatory uncertainty, Medicaid cuts, and the potential earnings hit from the new administration’s rollout of Most Favored Nation drug-pricing policies.
■
The Fund’s holdings within biotechnology (especially Arcutis Biotherapeutics Inc., Insmed Incorporated, argenx SE, and Alnylam
Pharmaceuticals Inc.), along with its underweight to health care providers & services, bolstered the Fund’s performance relative to the S&P
Composite 1500 Health Care Index.
■
On the downside, security selection within health care providers & services, life sciences tools & services, and medtech detracted most from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 11/30/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	13.37%	7.99%	9.04%
Class C without sales charges	14.18%	7.99%	9.04%
S&P Composite 1500 Index	13.67%	14.87%	14.24%
S&P Composite 1500 Health Care Index	8.33%	8.77%	10.15%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 1,555,738,696
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 10,735,685
Investment Company, Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 11/30/2025?

Fund’s net assets	$ 1,555,738,696
Number of fund holdings	51
Total advisory fees paid for the year	$ 10,735,685
Portfolio turnover rate for the year	81%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 11/30/2025?

Sector Classification	% of Net Assets
Biotechnology	37.0%
Pharmaceuticals	27.6%
Life Sciences Tools & Services	17.1%
Affiliated Mutual Fund - Short Term Investment (2.0% represents investments purchased with collateral from securities on loan)	7.0%
Health Care Equipment	5.3%
Health Care Services	3.9%
Managed Health Care	2.7%
Health Care Supplies	1.4%
Health Care Technology	0.1%
102.1%
Liabilities in excess of other assets	(2.1)%
100.0%

PGIM Jennison Health Sciences Fund - Class R
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Health Sciences Fund
Class Name	Class R
Trading Symbol	PJHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R shares of PGIM Jennison Health Sciences Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Health Sciences Fund—Class R	$159	1.48%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted solid gains during the period, supported by enthusiasm regarding Artificial Intelligence (AI) investment, resilient corporate earnings growth, and two Federal Reserve rate cuts late in the period. Investor confidence and risk appetite remained robust, even as volatility and policy uncertainty persisted. However, health care stocks, as represented by the S&P Composite 1500 Health Care Index, generally underperformed the overall equity market, as represented by the S&P 500 Index. The health care sector faced persistent challenges from regulatory uncertainty, Medicaid cuts, and the potential earnings hit from the new administration’s rollout of Most Favored Nation drug-pricing policies.
■
The Fund’s holdings within biotechnology (especially Arcutis Biotherapeutics Inc., Insmed Incorporated, argenx SE, and Alnylam
Pharmaceuticals Inc.), along with its underweight to health care providers & services, bolstered the Fund’s performance relative to the S&P
Composite 1500 Health Care Index.
■
On the downside, security selection within health care providers & services, life sciences tools &
services
, and medtech detracted most from
relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 11/30/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	14.79%	8.52%	9.51%
S&P Composite 1500 Index	13.67%	14.87%	14.24%
S&P Composite 1500 Health Care Index	8.33%	8.77%	10.15%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 1,555,738,696
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 10,735,685
Investment Company, Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 11/30/2025?

Fund’s net assets	$ 1,555,738,696
Number of fund holdings	51
Total advisory fees paid for the year	$ 10,735,685
Portfolio turnover rate for the year	81%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 11/30/2025?

Sector Classification	% of Net Assets
Biotechnology	37.0%
Pharmaceuticals	27.6%
Life Sciences Tools & Services	17.1%
Affiliated Mutual Fund - Short Term Investment (2.0% represents investments purchased with collateral from securities on loan)	7.0%
Health Care Equipment	5.3%
Health Care Services	3.9%
Managed Health Care	2.7%
Health Care Supplies	1.4%
Health Care Technology	0.1%
102.1%
Liabilities in excess of other assets	(2.1)%
100.0%

PGIM Jennison Health Sciences Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Health Sciences Fund
Class Name	Class Z
Trading Symbol	PHSZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Health Sciences Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Health Sciences Fund—Class Z	$95	0.88%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted solid gains during the period, supported by enthusiasm regarding Artificial Intelligence (AI) investment, resilient corporate earnings growth, and two Federal Reserve rate cuts late in the period. Investor confidence and risk appetite remained robust, even as volatility and policy uncertainty persisted. However, health care stocks, as represented by the S&P Composite 1500 Health Care Index, generally underperformed the overall equity market, as represented by the S&P 500 Index. The health care sector faced persistent challenges from regulatory uncertainty, Medicaid cuts, and the potential earnings hit from the new administration’s rollout of Most Favored Nation drug-pricing policies.
■
The Fund’s holdings within biotechnology (especially Arcutis Biotherapeutics Inc., Insmed Incorporated, argenx SE, and Alnylam
Pharmaceuticals Inc.), along with its underweight to health care providers & services, bolstered the Fund’s performance relative to the S&P
Composite 1500 Health Care Index.
■
On the downside, security selection within health care providers & services, life sciences tools & services, and medtech detracted most from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 11/30/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	15.47%	9.19%	10.18%
S&P Composite 1500 Index	13.67%	14.87%	14.24%
S&P Composite 1500 Health Care Index	8.33%	8.77%	10.15%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 1,555,738,696
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 10,735,685
Investment Company, Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 11/30/2025?

Fund’s net assets	$ 1,555,738,696
Number of fund holdings	51
Total advisory fees paid for the year	$ 10,735,685
Portfolio turnover rate for the year	81%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 11/30/2025?

Sector Classification	% of Net Assets
Biotechnology	37.0%
Pharmaceuticals	27.6%
Life Sciences Tools & Services	17.1%
Affiliated Mutual Fund - Short Term Investment (2.0% represents investments purchased with collateral from securities on loan)	7.0%
Health Care Equipment	5.3%
Health Care Services	3.9%
Managed Health Care	2.7%
Health Care Supplies	1.4%
Health Care Technology	0.1%
102.1%
Liabilities in excess of other assets	(2.1)%
100.0%

PGIM Jennison Health Sciences Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Health Sciences Fund
Class Name	Class R6
Trading Symbol	PHLQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Health Sciences Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Health Sciences Fund—Class R6	$86	0.80%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted solid gains during the period, supported by enthusiasm regarding Artificial Intelligence (AI) investment, resilient corporate earnings growth, and two Federal Reserve rate cuts late in the period. Investor confidence and risk appetite remained robust, even as volatility and policy uncertainty persisted. However, health care stocks, as represented by the S&P Composite 1500 Health Care Index, generally underperformed the overall equity market, as represented by the S&P 500 Index. The health care sector faced persistent challenges from regulatory uncertainty, Medicaid cuts, and the potential earnings hit from the new administration’s rollout of Most Favored Nation drug-pricing policies.
■
The Fund’s holdings within biotechnology (especially Arcutis Biotherapeutics Inc., Insmed Incorporated, argenx SE, and Alnylam
Pharmaceuticals Inc.), along with its underweight to health care providers & services, bolstered the Fund’s performance relative to the S&P
Composite 1500 Health Care Index.
■
On the downside, security selection within health care providers & services, life sciences tools & services, and medtech detracted most from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 11/30/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	15.56%	9.28%	12.48% (1/27/2016)
S&P Composite 1500 Index	13.67%	14.87%	15.32%
S&P Composite 1500 Health Care Index	8.33%	8.77%	11.05%

Performance Inception Date	Jan. 27, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 1,555,738,696
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 10,735,685
Investment Company, Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 11/30/2025?

Fund’s net assets	$ 1,555,738,696
Number of fund holdings	51
Total advisory fees paid for the year	$ 10,735,685
Portfolio turnover rate for the year	81%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 11/30/2025?

Sector Classification	% of Net Assets
Biotechnology	37.0%
Pharmaceuticals	27.6%
Life Sciences Tools & Services	17.1%
Affiliated Mutual Fund - Short Term Investment (2.0% represents investments purchased with collateral from securities on loan)	7.0%
Health Care Equipment	5.3%
Health Care Services	3.9%
Managed Health Care	2.7%
Health Care Supplies	1.4%
Health Care Technology	0.1%
102.1%
Liabilities in excess of other assets	(2.1)%
100.0%

PGIM JENNISON UTILITY FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Utility Fund
Class Name	Class A
Trading Symbol	PRUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Jennison Utility Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Utility Fund—Class A	$86	0.82%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Enthusiasm related to Artificial Intelligence (AI) investment served as a strong tailwind for equities during the reporting period. Many US-based power generators were seen as key beneficiaries of strong demand from accelerating AI-related capital spending and emerging deals to supply power to new hyperscale data centers. Two Federal Reserve interest rate cuts further supported market gains, particularly in interest-rate-sensitive sectors of the market. However, while utility stocks, as represented by the S&P 500 Utilities Index, performed solidly, they underperformed the overall equity market, as represented by the S&P 500 Index.
■
The Fund’s performance relative to the S&P 500 Utilities Index benefited from security selection in multi-utilities (driven by CenterPoint Energy
Inc. and NiSource Inc.), independent power producers, and renewables (led by Talen Energy Corp.), as well as lack of exposure to water utilities.
■
On the downside, security selection in electric utilities was the largest detractor from relative performance. Exposure to out-of-index midstream energy names further detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 11/30/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	3.65%	9.71%	10.76%
Class A without sales charges	9.68%	10.96%	11.39%
S&P 500 Index	15.00%	15.28%	14.63%
S&P 500 Utilities Index	12.59%	11.04%	11.43%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 3,532,008,277
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 13,942,335
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 11/30/2025?

Fund’s net assets	$ 3,532,008,277
Number of fund holdings	31
Total advisory fees paid for the year	$ 13,942,335
Portfolio turnover rate for the year	37%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 11/30/2025?

Sector Classification	% of Net Assets
Electric Utilities	59.6%
Multi-Utilities	28.1%
Independent Power Producers & Energy Traders	7.9%
Gas Utilities	2.4%
Affiliated Mutual Fund - Short Term Investment	0.9%
Oil & Gas Storage & Transportation	0.8%
99.7%
Other assets in excess of liabilities	0.3%
100.0%

PGIM JENNISON UTILITY FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Utility Fund
Class Name	Class C
Trading Symbol	PCUFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Jennison Utility Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Utility Fund—Class C	$169	1.62%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Enthusiasm related to Artificial Intelligence (AI) investment served as a strong tailwind for equities during the reporting period. Many US-based power generators were seen as key beneficiaries of strong demand from accelerating AI-related capital spending and emerging deals to supply power to new hyperscale data centers. Two Federal Reserve interest rate cuts further supported market gains, particularly in interest-rate-sensitive sectors of the market. However, while utility stocks, as represented by the S&P 500 Utilities Index, performed solidly, they underperformed the overall equity market, as represented by the S&P 500 Index.
■
The Fund’s performance relative to the S&P 500 Utilities Index benefited from security selection in multi-utilities (driven by CenterPoint Energy
Inc. and NiSource Inc.), independent power producers, and renewables (led by Talen Energy Corp.), as well as lack of exposure to water utilities.
■
On the downside, security selection in electric utilities was the largest detractor from relative performance. Exposure to out-of-index midstream energy names further detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 11/30/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	7.81%	10.10%	10.55%
Class C without sales charges	8.80%	10.10%	10.55%
S&P 500 Index	15.00%	15.28%	14.63%
S&P 500 Utilities Index	12.59%	11.04%	11.43%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 3,532,008,277
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 13,942,335
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 11/30/2025?

Fund’s net assets	$ 3,532,008,277
Number of fund holdings	31
Total advisory fees paid for the year	$ 13,942,335
Portfolio turnover rate for the year	37%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS AS
OF 11/30/2025?

Sector Classification	% of Net Assets
Electric Utilities	59.6%
Multi-Utilities	28.1%
Independent Power Producers & Energy Traders	7.9%
Gas Utilities	2.4%
Affiliated Mutual Fund - Short Term Investment	0.9%
Oil & Gas Storage & Transportation	0.8%
99.7%
Other assets in excess of liabilities	0.3%
100.0%

PGIM JENNISON UTILITY FUND - CLASS R
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Utility Fund
Class Name	Class R
Trading Symbol	JDURX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R shares of PGIM Jennison Utility Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Utility Fund—Class R	$115	1.10%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Enthusiasm related to Artificial Intelligence (AI) investment served as a strong tailwind for equities during the reporting period. Many US-based power generators were seen as key beneficiaries of strong demand from accelerating AI-related capital spending and emerging deals to supply power to new hyperscale data centers. Two Federal Reserve interest rate cuts further supported market gains, particularly in interest-rate-sensitive sectors of the market. However, while utility stocks, as represented by the S&P 500 Utilities Index, performed solidly, they underperformed the overall equity market, as represented by the S&P 500 Index.
■
The Fund’s performance relative to the S&P 500 Utilities Index benefited from security selection in multi-utilities (driven by CenterPoint Energy
Inc. and NiSource Inc.), independent power producers, and renewables (led by Talen Energy Corp.), as well as lack of exposure to water utilities.
■
On the downside, security selection in electric utilities was the largest detractor from relative performance. Exposure to out-of-index midstream energy names further detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 11/30/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	9.34%	10.66%	11.10%
S&P 500 Index	15.00%	15.28%	14.63%
S&P 500 Utilities Index	12.59%	11.04%	11.43%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 3,532,008,277
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 13,942,335
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 11/30/2025?

Fund’s net assets	$ 3,532,008,277
Number of fund holdings	31
Total advisory fees paid for the year	$ 13,942,335
Portfolio turnover rate for the year	37%

Holdings [Text Block]
WHAT ARE SOME
CHARACTERISTICS
OF THE FUND’S HOLDINGS AS OF 11/30/2025?

Sector Classification	% of Net Assets
Electric Utilities	59.6%
Multi-Utilities	28.1%
Independent Power Producers & Energy Traders	7.9%
Gas Utilities	2.4%
Affiliated Mutual Fund - Short Term Investment	0.9%
Oil & Gas Storage & Transportation	0.8%
99.7%
Other assets in excess of liabilities	0.3%
100.0%

PGIM JENNISON UTILITY FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Utility Fund
Class Name	Class Z
Trading Symbol	PRUZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Utility Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
.
You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Utility Fund—Class Z	$59	0.56%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Enthusiasm related to Artificial Intelligence (AI) investment served as a strong tailwind for equities during the reporting period. Many US-based power generators were seen as key beneficiaries of strong demand from accelerating AI-related capital spending and emerging deals to supply power to new hyperscale data centers. Two Federal Reserve interest rate cuts further supported market gains, particularly in interest-rate-sensitive sectors of the market. However, while utility stocks, as represented by the S&P 500 Utilities Index, performed solidly, they underperformed the overall equity market, as represented by the S&P 500 Index.
■
The Fund’s performance relative to the S&P 500 Utilities Index benefited from security selection in multi-utilities (driven by CenterPoint Energy
Inc. and NiSource Inc.), independent power producers, and renewables (led by Talen Energy Corp.), as well as lack of exposure to water utilities.
■
On the downside, security selection in electric utilities was the largest detractor from relative performance. Exposure to out-of-index midstream energy names further detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 11/30/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	9.95%	11.26%	11.71%
S&P 500 Index	15.00%	15.28%	14.63%
S&P 500 Utilities Index	12.59%	11.04%	11.43%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 3,532,008,277
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 13,942,335
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 11/30/2025?

Fund’s net assets	$ 3,532,008,277
Number of fund holdings	31
Total advisory fees paid for the year	$ 13,942,335
Portfolio turnover rate for the year	37%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 11/30/2025?

Sector Classification	% of Net Assets
Electric Utilities	59.6%
Multi-Utilities	28.1%
Independent Power Producers & Energy Traders	7.9%
Gas Utilities	2.4%
Affiliated Mutual Fund - Short Term Investment	0.9%
Oil & Gas Storage & Transportation	0.8%
99.7%
Other assets in excess of liabilities	0.3%
100.0%

PGIM JENNISON UTILITY FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Utility Fund
Class Name	Class R6
Trading Symbol	PRUQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Utility Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
.
You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Utility Fund—Class R6	$50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Enthusiasm related to Artificial Intelligence (AI) investment served as a strong tailwind for equities during the reporting period. Many US-based power generators were seen as key beneficiaries of strong demand from accelerating AI-related capital spending and emerging deals to supply power to new hyperscale data centers. Two Federal Reserve interest rate cuts further supported market gains, particularly in interest-rate-sensitive sectors of the market. However, while utility stocks, as represented by the S&P 500 Utilities Index, performed solidly, they underperformed the overall equity market, as represented by the S&P 500 Index.
■
The Fund’s performance relative to the S&P 500 Utilities Index benefited from security selection in multi-utilities (driven by CenterPoint Energy
Inc. and NiSource Inc.), independent power producers, and renewables (led by Talen Energy Corp.), as well as lack of exposure to water utilities.
■
On the downside, security selection in electric utilities was the largest detractor from relative performance. Exposure to out-of-index midstream energy names further detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 11/30/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	10.04%	11.34%	11.35% (1/26/2018)
S&P 500 Index	15.00%	15.28%	13.84%
S&P 500 Utilities Index	12.59%	11.04%	11.13%

Performance Inception Date	Jan. 26, 2018
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 3,532,008,277
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 13,942,335
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 11/30/2025?

Fund’s net assets	$ 3,532,008,277
Number of fund holdings	31
Total advisory fees paid for the year	$ 13,942,335
Portfolio turnover rate for the year	37%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 11/30/2025?

Sector Classification	% of Net Assets
Electric Utilities	59.6%
Multi-Utilities	28.1%
Independent Power Producers & Energy Traders	7.9%
Gas Utilities	2.4%
Affiliated Mutual Fund - Short Term Investment	0.9%
Oil & Gas Storage & Transportation	0.8%
99.7%
Other assets in excess of liabilities	0.3%
100.0%